Consolidated Statements of Cash Flows (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Predecessor
Cash flows from operating activities:
Net income (loss)	$ 80,862	$ 119,472	$ (3,265)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss on sale and impairment of fixed assets		300	9
Provision for losses on receivables	1,887	3,805	852
Depreciation	1,183	1,644	1,023
Amortization of finance receivables acquisition costs	12	15	3
Amortization of intangibles	3,552	4,741	2,885
Amortization of debt issuance costs	1,055	1,444	1,486
Write-off of debt issuance costs			65
Change in unrealized gains/losses on finance receivables	(346,749)	(484,469)	(270,101)
Change in unrealized gains/losses on long-term debt	157,998	222,634	100,952
Change in unrealized gains/losses on derivatives	130	(8,952)	42,141
Net proceeds from sale of finance receivables	7,881	10,188	10,097
Purchases of finance receivables	(284,764)	(389,205)	(301,543)
Collections of finance receivables	341,998	464,605	326,962
Gain on sale of finance receivables	(977)	(957)	(1,844)
Recoveries of receivables	558	652	6
Accretion of interest income	(131,784)	(176,810)	(141,351)
Accretion of interest expense	(25,044)	(34,863)	(5,488)
Share-based compensation expense	1,841	2,393	1,827
Change in marketable securities, net	(12,549)	(12,741)	12,953
Installment obligations expense, net	15,018	17,321	(9,778)
Change in fair value of life settlement contracts	517	1,522	1,091
Premiums and other costs paid, and proceeds from sale of life settlement contracts	2,982	2,968	(193)
Deferred income taxes	(154)	(19)	(599)
Increase (decrease) in operating assets:
Restricted cash and investments	46,248	42,483	(63,518)
Other assets	(2,111)	(1,994)	3,095
Other receivables	(1,647)	(2,072)	2,144
Increase (decrease) in operating liabilities:
Accounts payable	4,619	4,216	(4,627)
Accrued expenses	(7,059)	(9,246)	(391)
Accrued interest	(77)	685	(901)
Other liabilities	(5,276)	(5,492)	(746)
Net cash used in operating activities	(149,850)	(225,732)	(296,754)
Cash flows from investing activities:
Purchase of intangible assets	(159)	(1,460)
Receipts from notes receivable	3,453	4,692	5,937
Purchase of fixed assets, net of sale proceeds	(2,110)	(2,549)	(1,982)
Proceeds from (payments on) notes receivable from affiliate	(5,000)	(5,000)
Cash acquired on acquisition of Orchard Acquisition Company			11,587
Net (used in) cash provided by investing activities	(3,816)	(4,317)	15,542
Cash flows from financing activities:
Repurchase of preferred interests			(30)
Issuance of long-term debt	414,940	623,931	528,861
Payments for debt issuance costs	(5,873)	(6,297)	(4,370)
Payments on lease obligations	(736)	(990)	(597)
Repayment of long-term debt and derivatives	(185,258)	(248,555)	(251,779)
Gross proceeds from revolving credit facility	274,149	349,661	271,206
Repayments of revolving credit facility	(296,789)	(403,929)	(241,313)
Issuance of installment obligations payable			500
Purchase of marketable securities			(500)
Repayments of installment obligations payable	(37,218)	(42,520)	(8,854)
Sale of marketable securities	37,218	42,520	8,854
Repayments under term loan	(22,515)	(29,515)	(4,970)
Redemption of share-based awards	(300)	(300)
Noncontrolling interest investors' distributions, net	(20,991)	(20,991)	(3,611)
Net cash provided by financing activities	156,627	263,015	293,397
Net increase (decrease) in cash	2,961	32,966	12,185
Cash and cash equivalents at beginning of period	70,171	70,171	57,986
Cash and cash equivalents at end of period	73,132	103,137	70,171
Supplemental disclosure of cash flow information:
Cash paid for interest	143,306	176,243	115,308
Capital distributions		740
Supplemental disclosure of noncash items:
Issuance of note receivable from sale of finance receivables held for sale	$ 606	$ 606	$ 906